S000010796 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	239 Months Ended	351 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000010796 New Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.65%	4.50%	6.44%
S000010796 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S000010796 Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S000010796 Former Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.86%	4.43%	6.11%
C000029869 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.27%	3.02%	4.90%
Performance Inception Date					Oct. 15, 1996
C000029869 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.87%	1.39%	3.34%
Performance Inception Date					Oct. 15, 1996
C000029869 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	1.81%	3.34%
Performance Inception Date					Oct. 15, 1996
C000029871 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.00%	3.47%	4.73%
Performance Inception Date					Oct. 15, 1996
C000029872 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	3.99%	5.26%
Performance Inception Date				Jan. 23, 2006
C000029873 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.16%	4.52%	5.79%
Performance Inception Date					Oct. 15, 1996